UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		February 7, 2007


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		48

Form 13F Information Table Value Total:		$ 389,937,375









List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3   Column 4  Column 5          Column 6   Column 7  Column8

                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP    (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ADESA INC.                Common       00686U104        9,858  355,244sh         sole                355,244
AMERIS BANCORP            Common       03076K108       11,538  409,440sh         sole                409,440
AMETEK INC                Common       031100100        9,337  293,255sh         sole                293,255
ASTORIA FINANCIAL CORP    Common       046265104       10,044  333,020sh         sole                333,020
BENJAMIN FRANKLIN BANCORP Common       082073107          245   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109          513   18,000sh         sole                 18,000
CAPITAL ONE FINANCIAL CORPCommon       14040H105        9,755  126,981           sole                126,981
CENTRAL PARKING CORP      Common       154785109        8,607  478,172sh         sole                478,172
COLONY BANKCORP, INC.     Common       19623P101        4,268  241,132sh         sole                241,132
COMMUNITY CAPITAL CORP.   Common       20363C102          144    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100          281   23,936sh         sole                 23,936
FORD MOTOR COMPANY        Common       345370860        9,6181,280,750sh         sole              1,280,750
FPL GROUP INC.            Common       302571104        9,795  179,995sh         sole                179,995
GENERAL DYNAMICS CORP.    Common       369550108        9,285  124,886sh         sole                124,886
IDEARC INC.               Common       451663108          289   10,083sh         sole                 10,083
INTERNATIONAL BANCSHARES CCommon       459044103       10,383  335,903sh         sole                335,903
MAC-GRAY CORP             Common       554153106        9,368  785,885sh         sole                785,885
MARATHON OIL CORP         Common       565849106        9,182   99,261sh         sole                 99,261
NATIONAL CITY CORPORATION Common       635405103        8,753  239,417sh         sole                239,417
NAUGATUCK VALLEY FINANCIALCommon       639067107           15    1,184sh         sole                  1,184
NEW ENGLAND BANCSHARES, INCommon       643863202          199   15,000sh         sole                 15,000
NEWALLAINCE BANCSHARES, INCommon       650203102          140    8,518sh         sole                  8,518
NORTHRIM BANCORP INC.     Common       666762109          860   32,340sh         sole                 32,340
PEOPLES BANCORP INC       Common       709789101          649   21,850sh         sole                 21,850
POGO PRODUCING CO         Common       010135621           58    1,200sh         sole                  1,200
PRAXAIR INC.              Common       74005P104        8,093  136,414sh         sole                136,414
PSB HOLDINGS INC.         Common       69360W108           22    2,000           sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105       10,163  382,199sh         sole                382,199
SOUTHWEST BANCORP INC.    Common       844767103        9,897  355,254sh         sole                355,254
SOVEREIGN BANCORP INC     Common       845905108       10,760  423,798sh         sole                423,798
STEWART INFORMATION SERVICCommon       860372101        9,697  223,639sh         sole                223,639
TD BANKNORTH INC          Common       87235A101        8,735  270,616sh         sole                270,616
TORO CO                   Common       891092108        9,078  194,687sh         sole                194,687
UNITEDHEALTH GROUP INC    Common       91324P102        9,389  174,750sh         sole                174,750
VERIZON COMMUNICATIONS    Common       92343V104        8,804  236,413sh         sole                236,413
WEBSTER FINANCIAL CORP - CCommon       947890109       11,389  233,756sh         sole                233,756
WELLPOINT INC (NEW)       Common       94973V107        9,339  118,684sh         sole                118,684
WESCO INTERNATIONAL INC   Common       95082P105        8,002  136,071sh         sole                136,071
ABN AMRO HOLDING NV-SP ADRCommon       000937102          506   15,775           sole                 15,775
AUTOLIV INC.              Common       052800109       29,680  492,210sh         sole                492,210
BHP BILLITON LTD - SPON ADCommon       088606108       24,893  626,245sh         sole                626,245
CEMEX SA - SPONS ADR PART Common       151290889       45,6101,346,227sh         sole              1,346,227
METHANEX CORPORATION (US SCommon       59151K108          356   13,000sh         sole                 13,000
REPSOL S.A. ADR 1:1       Common       76026T205          594   17,215sh         sole                 17,215
SAMSUNG ELECTRONICS COMMONCommon       796050888       16,453   50,008sh         sole                 50,008
SAMSUNG ELECTRONICS PFD N/Common       796050201          127      500sh         sole                    500
SAMSUNG SDI CO LTD-GDR    Common       796054203       12,288  710,914sh         sole                710,914
SK TELECOM CO LTD ADR     Common       78440P108       12,878  486,345sh         sole                486,345





















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